Fair Value Measurements - Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Trading deposits [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	$ (4,092)	$ (3,024)
Total realized and unrealized gains (losses) included in income	(105)	(99)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	(712)	(295)
Movements Sales/Settlements	700	(47)
Transfers Out of Level 3	0	0
Fair value ending balance	(4,209)	(3,465)
Change in Unrealized gain (losses) on instruments still held	(45)	(80)
Derivative financial liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(1,026)	(659)
Total realized and unrealized gains (losses) included in income	(147)	(147)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	(31)	(38)
Movements Sales/Settlements	75	75
Transfer Into Level 3	1
Transfers Out of Level 3	0	0
Fair value ending balance	(1,128)	(769)
Change in Unrealized gain (losses) on instruments still held	(145)	(133)
Derivative financial liabilities [member] | Interest rate contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(83)	(63)
Total realized and unrealized gains (losses) included in income	(10)	(3)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements Sales/Settlements	8	2
Transfers Out of Level 3	0	0
Fair value ending balance	(85)	(64)
Change in Unrealized gain (losses) on instruments still held	(5)	(4)
Derivative financial liabilities [member] | Foreign exchange contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(1)	1
Total realized and unrealized gains (losses) included in income	(1)	(1)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements Sales/Settlements	1	2
Transfer Into Level 3	1
Transfers Out of Level 3	0	0
Fair value ending balance		2
Derivative financial liabilities [member] | Equity contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(925)	(624)
Total realized and unrealized gains (losses) included in income	(133)	(105)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	(31)	(38)
Movements Sales/Settlements	65	68
Transfers Out of Level 3	0	0
Fair value ending balance	(1,024)	(699)
Change in Unrealized gain (losses) on instruments still held	(134)	(103)
Derivative financial liabilities [member] | Commodity contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(17)	27
Total realized and unrealized gains (losses) included in income	(3)	(38)
Total realized and unrealized gains (losses) included in OCI	0	0
Movements Sales/Settlements	1	3
Transfers Out of Level 3	0	0
Fair value ending balance	(19)	(8)
Change in Unrealized gain (losses) on instruments still held	(6)	(26)
Financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(21)	(14)
Total realized and unrealized gains (losses) included in income	7	23
Total realized and unrealized gains (losses) included in OCI	0	0
Movements purchases/Issuances	(39)	(17)
Movements Sales/Settlements	48	5
Transfers Out of Level 3	0	0
Fair value ending balance	(5)	(3)
Change in Unrealized gain (losses) on instruments still held	7	17
Obligations Related to Securities Sold Short [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total realized and unrealized gains (losses) included in OCI	0	0
Transfer Into Level 3	(3)
Transfers Out of Level 3	0	0
Fair value ending balance	(3)
Trading loans, securities, and other [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	12	20
Total realized and unrealized gains (losses) included in income		1
Movements Sales/ Settlements	(2)	(11)
Transfer Into Level 3	9	1
Transfers Out of Level 3	(2)	(1)
Fair value ending balance	17	10
Change in Unrealized gain (losses) on instruments still held		1
Trading loans, securities, and other [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	8	3
Movements Sales/ Settlements		(3)
Fair value ending balance	8
Trading loans, securities, and other [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	3	1
Movements Sales/ Settlements	(1)
Transfers Out of Level 3	(2)
Fair value ending balance		1
Trading loans, securities, and other [member] | Other debt securities [member] | Other issuers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1	16
Total realized and unrealized gains (losses) included in income		1
Movements Sales/ Settlements	(1)	(8)
Transfer Into Level 3	9	1
Transfers Out of Level 3		(1)
Fair value ending balance	9	9
Change in Unrealized gain (losses) on instruments still held		1
Non trading financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	498	427
Total realized and unrealized gains (losses) included in income	8	3
Total realized and unrealized gains (losses) included in OCI		2
Movements purchases/Issuances	25	72
Movements Sales/ Settlements	(26)	(9)
Transfer Into Level 3		21
Fair value ending balance	505	516
Change in Unrealized gain (losses) on instruments still held	3
Non trading financial assets at fair value through profit or loss [member] | Securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	493	408
Total realized and unrealized gains (losses) included in income	8	2
Total realized and unrealized gains (losses) included in OCI		2
Movements purchases/Issuances	25	71
Movements Sales/ Settlements	(26)	(9)
Transfer Into Level 3		21
Fair value ending balance	500	495
Change in Unrealized gain (losses) on instruments still held	3	(1)
Non trading financial assets at fair value through profit or loss [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	5	19
Total realized and unrealized gains (losses) included in income		1
Movements purchases/Issuances		1
Fair value ending balance	5	21
Change in Unrealized gain (losses) on instruments still held		1
Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1,575	2,413
Total realized and unrealized gains (losses) included in income		1
Total realized and unrealized gains (losses) included in OCI	1	4
Movements purchases/Issuances	9	5
Movements Sales/ Settlements	2	(78)
Transfers Out of Level 3		(1)
Fair value ending balance	1,587	2,344
Change in Unrealized gain (losses) on instruments still held	2	(2)
Financial assets at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance		200
Total realized and unrealized gains (losses) included in income		1
Total realized and unrealized gains (losses) included in OCI		9
Fair value ending balance		210
Change in Unrealized gain (losses) on instruments still held		9
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member] | Asset-backed securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance		562
Total realized and unrealized gains (losses) included in OCI		(3)
Fair value ending balance		559
Change in Unrealized gain (losses) on instruments still held		(3)
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	24	24
Total realized and unrealized gains (losses) included in OCI		(1)
Fair value ending balance	24	23
Change in Unrealized gain (losses) on instruments still held		(1)
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1,507	1,492
Total realized and unrealized gains (losses) included in OCI		1
Movements purchases/Issuances	9	5
Movements Sales/ Settlements	2	(3)
Fair value ending balance	1,518	1,495
Change in Unrealized gain (losses) on instruments still held	1	1
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Preferred shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	44	135
Total realized and unrealized gains (losses) included in OCI	1	(2)
Movements Sales/ Settlements		(75)
Transfers Out of Level 3		(1)
Fair value ending balance	45	57
Change in Unrealized gain (losses) on instruments still held	$ 1	$ (8)